Combined Prospectus - Combined Prospectus: 1	Apr. 26, 2026 USD ($) shares
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount of Securities Previously Registered | shares	473,641
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 5,967,871.56
Form Type	S-1
File Number	333-287403
Initial Effective Date	May 29, 2025
Combined Prospectus Note	No registration fee is payable in connection with the aggregate of 473,641 shares of Common Stock (as adjusted for the Reverse Split described in this registration statement) previously registered under the Registration Statement on Form S-1 filed with the Securities and Exchange Commission on May 19, 2025, which was declared effective by the SEC on May 29, 2025 (SEC File No. 333-287403) (the “May 2025 Registration Statement”) because such securities are being transferred from the May 2025 Registration pursuant to Rule 429(b) under the Securities Act. See “Rule 429 Statement” in this registration statement.